Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                      San Francisco, California 94105-3441
                            Telephone (415) 856-7000
                            Facsimile (415) 856-7100
                          Internet www.paulhastings.com

                                   May 2, 2003

VIA EDGAR
---------

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

      Re:   The Montgomery Funds III
            File Nos. 33-84450 and 811-8782

Sir or Madam:

            On behalf of The Montgomery Funds III (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the prospectus for the Variable Series: Emerging Markets Fund does not differ from that contained in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on April 25, 2003.

            Please direct any inquiries regarding this filing to the undersigned
(415) 856-7049.

                                       Very truly yours,

                                       /s/ Thao H. Ngo
                                 for PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:   Dana Schmidt
      David A. Hearth, Esq., Julie Allecta, Esq., Adam Mizock, Esq.